Interest in Other Entities (Details) - Schedule of comprehensive income - Gix internet [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue	[1]	$ 44,827	$ 38,155
Loss for the period	[1]	(1,510)	(3,153)
Other comprehensive loss	[1]	(396)	(652)
Total comprehensive loss	[1]	$ (1,905)	$ (1,095)

[1]	translated at average exchange rates for each period